Other Liabilities - Lease Obligations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities [Abstract]
Opening Balance	$ 287,000	$ 396,000
Accretion	82,000	27,000
Additions	2,215,000	33,000
Repayments	(251,000)	(168,000)
Liability adjustment gain		(1,000)
Ending Balance	2,333,000	$ 287,000
Lease inducements	$ 591,000